Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Income tax expense (benefit) on unrealized gain (loss) on available for sale securities	$ (2,234)	$ 1,752	$ (717)
Other-than-temporary loss recognized in earnings, income tax expense (benefit)			246
Income tax benefit, reclassification adjustment for loss included in net income		132	(259)
Income tax expense (benefit) of change in unrealized gain (loss) on available for sale securities	$ (2,234)	$ 1,884	$ (730)